Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
11
- Accrued Liabilities

	January 31, 2018	January 31, 2017
Accrued compensation and benefits	14,234	14,786
Accrued professional fees	1,107	864
Other accrued liabilities	10,197	7,597
	25,538	23,247

Other accrued liabilities include accrued expenses related to third
party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.